Business Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9

Loss from operations	—	—	(17)
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$—	$1	$(22)

(1)	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Subsequent Event [Member]
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$22	$25	$31
Operating loss	(10)	(2)	(27)
Loss from operations before income taxes	(10)	(2)	(27)
Benefit for income taxes	4	1	9

Loss from operations	(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Gain/(Loss) on sale, net of tax	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$(7)	$1	$(22)